Provisions (Details 2) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 10,618,203	R$ 10,142,022
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	161,784	158,584
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,005,785	968,752
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	644,852	695,097
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,156,487	1,067,350
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	3,332,929	3,093,735
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 4,316,366	R$ 4,158,504